Transamerica Asset Management, Inc. 1801 California Street, Suite 5200 Denver, Colorado 80202

June 3, 2019

VIA EDGAR

Filing Desk

United States Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0102

Re:	Transamerica Funds (the “Registrant”)

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14

(File No. 333-230327)

Dear Sir or Madam:

Filed herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-14 (the “Registration Statement”) of the Registrant filed on March 15, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”). The Registration Statement relates to the reorganization of Transamerica Multi-Cap Growth (the “Target Fund”) into Transamerica US Growth (the “Destination Fund”).

The Registrant filed a delaying amendment pursuant to Rule 473 under the 1933 Act on March 21, 2019, delaying the effective date of the Registration Statement until such date as the Securities and Exchange Commission (the “Commission”), acting pursuant to Section 8(a) of the 1933 Act, may determine.

The Amendment is being filed to, among other things, respond to comments received from Commission staff on April 1, 2019. A letter with the Registrant’s responses to such comments has been filed via EDGAR as correspondence.

The Registrant intends to request acceleration of the Registration Statement so that it will become effective on or about June 7, 2019.

If you have questions or comments regarding this filing, please telephone Cathleen M. Livingstone at (727) 299-1311, or in her absence, please telephone Rhonda A. Mills at (720) 493-4249.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
Assistant General Counsel Transamerica Asset Management, Inc.